Taxes - Deferred tax assets and liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	kr 913	kr 853	kr 1,555
Changed accounting principle, IFRS 9 (Note 35)	1
Adjusted deferred tax assets/-liabilities as of January 1	914
Reported in income statement	(1,133)	(116)	(494)
Reported in income statement, discontinued operations	(59)	(357)	(21)
Reported in other comprehensive income	(96)	761	(58)
Reported in equity	14	4	12
Acquired companies	(3,127)		(5)
Divested companies		(245)	(216)
Assets classified as held for sale	(382)
Exchange differences	34	13	80
Netted against deferred liabilities	(72)	(9)	(73)
Netted against deferred assets	72	9	73
Balance at the end of the period	(3,835)	913	853
Loss carry forwards
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	1,601	1,701	2,105
Adjusted deferred tax assets/-liabilities as of January 1	1,601
Netted against deferred liabilities, opening balance	1
Reported in income statement	(1,212)	(68)	(438)
Reported in income statement, discontinued operations	(193)	(50)	7
Reported in other comprehensive income	(86)	229	(57)
Acquired companies	41
Divested companies		(243)	35
Assets classified as held for sale	(25)
Exchange differences	58	33	74
Netted against deferred liabilities		(1)	(25)
Balance at the end of the period	185	1,601	1,701
Temporary differences DTA
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	310	65	42
Adjusted deferred tax assets/-liabilities as of January 1	310
Netted against deferred liabilities, opening balance	8	48	42
Reported in income statement	58	10	(10)
Reported in income statement, discontinued operations	126	(307)	(28)
Reported in other comprehensive income	(9)	532	(1)
Reported in equity	4	4	12
Acquired companies	141
Divested companies		(19)	36
Assets classified as held for sale	(368)
Exchange differences	(15)	(15)	20
Netted against deferred liabilities	(72)	(8)	(48)
Balance at the end of the period	183	310	65
Temporary differences DTL
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	(998)	(913)	(592)
Changed accounting principle, IFRS 9 (Note 35)	1
Adjusted deferred tax assets/-liabilities as of January 1	(997)
Netted against deferred assets, opening balance	(9)	(48)	(42)
Reported in income statement	21	(58)	(46)
Reported in income statement, discontinued operations	8
Reported in other comprehensive income	(1)
Reported in equity	10
Acquired companies	(3,309)		(5)
Divested companies		17	(287)
Assets classified as held for sale	11
Exchange differences	(9)	(5)	(14)
Netted against deferred assets	72	9	73
Balance at the end of the period	kr (4,203)	kr (998)	kr (913)